Deposits for Non-Current Assets - Schedule of Deposits for Non-Current Assets (Detail) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Reserve for Noncurrent Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2014 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2013 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment	$ 15,814	98,118	73,621
Others	4,770	29,600	29,600
Deposits, gross	20,584	127,718	103,221
Reserve for unrecoverable deposits	(4,279)	(26,552)	(26,552)
Deposits	16,305	101,166	76,669
Balance at beginning of the year				4,279	26,552	26,552
Provisions for the year				0	0	0
Balance at end of the year				$ 4,279	26,552	26,552